Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 7,838.4	$ 7,245.8	$ 7,071.0
Less reinsurance recoverables on unpaid losses	862.1	785.7	704.1
Net balance at beginning of period	6,976.3	6,460.1	6,366.9
Incurred related to:
Current year	12,427.3	11,926.0	10,876.8
Prior years	45.1	22.0	(242.0)
Total incurred	12,472.4	11,948.0	10,634.8
Paid related to:
Current year	8,095.0	7,895.3	7,289.3
Prior years	3,919.9	3,536.5	3,252.3
Total paid	12,014.9	11,431.8	10,541.6
Net balance at ending of period	7,433.8	6,976.3	6,460.1
Plus reinsurance recoverables on unpaid losses	1,045.9	862.1	785.7
Balance at ending of period	$ 8,479.7	$ 7,838.4	$ 7,245.8